Supplemental Disclosures To Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures To Consolidated Statements Of Cash Flows

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,545	¥1,515	¥1,398	$17,009
Income taxes	9,641	6,654	9,325	113,457
Acquisitions of new subsidiaries:
Fair value of assets acquired	—	15,733	—	—
Liabilities assumed	—	(9,178)	—	—
Goodwill	—	30	—	—
Gain on bargain purchase	—	(2,543)	—	—
Treasury stock	—	(4,721)	—	—
Cash paid, net of cash acquired	—	(679)	—	—
Property acquired under capital leases during the year	4,371	2,851	2,370	28,836
Recognition of tangible fixed assets due to asset retirement obligations	505	228	458	5,572